Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Trade Receivable [Abstract]
Summary of Breakdown for Trade Receivables
The following table provides a breakdown for trade receivables:

	At December 31,
(€ thousands)	2022	2021
Trade receivables	183,725	167,003
Loss allowance	(6,512)	(6,643)
Total trade receivables	177,213	160,360
The following table provides a breakdown for the loss allowance relating to trade receivables:

	Loss allowance
(€ thousands)	2022	2021
At January 1,	(6,643)	(8,717)
Provisions	(806)	(496)
Utilizations	131	71
Releases	645	923
Disposition	—	207
Exchange differences and other	161	1,369
At December 31,	(6,512)	(6,643)

Disclosure of Trade Receivable by Geographic Area
The following table presents trade receivables by geographic area:

	At December 31,
(€ thousands)	2022	2021
EMEA (1)	77,817	62,412
of which Italy	50,897	32,089
North America (2)	24,523	18,061
of which United States	20,669	16,883
Latin America (3)	5,770	4,437
APAC (4)	69,103	75,450
of which Greater China Region	47,924	54,978
Total trade receivables	177,213	160,360
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(1)EMEA includes Europe, the Middle East and Africa.
(2)North America includes the United States of America and Canada.
(3)Latin America includes Mexico, Brazil and other Central and South American countries.
(4)APAC includes the Greater China Region, Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.